SHAREHOLDERS' EQUITY (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2014	Nov. 30, 2013	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2013	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued for real estate investment					1,300,580
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
Expiration term			7 years
Available for grant			571,260
Aggregate intrinsic value of options outstanding			$ 0			$ 0
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				2 years
Additional shares authorized	150,000	50,000
Ordinary shares reserved for issuance			235,790
Restricted Stock [Member] | Year One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			50.00%
Restricted Stock [Member] | Year Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			50.00%